Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Total
Balances (in shares) at Oct. 31, 2016	7,081,159
Balances at Oct. 31, 2016	$ 11,080,595	$ 13,684,394	$ 24,764,989
Share-based compensation, net (in shares)	240,147
Share-based compensation, net	$ 681,426	0	681,426
Repurchase and retirement of common stock (at cost) (in shares)	(5,701)
Repurchase and retirement of common stock (at cost)	$ 0	(18,122)	(18,122)
Net income (loss)	$ 0	(1,738,771)	(1,738,771)
Balances (in shares) at Oct. 31, 2017	7,315,605
Balances at Oct. 31, 2017	$ 11,762,021	11,927,501	23,689,522
Share-based compensation, net (in shares)	379,054
Share-based compensation, net	$ 2,054,119	0	2,054,119
Repurchase and retirement of common stock (at cost) (in shares)	(272)
Repurchase and retirement of common stock (at cost)	$ 0	(1,557)	(1,557)
Net income (loss)	$ 0	1,068,753	1,068,753
Balances (in shares) at Oct. 31, 2018	7,694,387
Balances at Oct. 31, 2018	$ 13,816,140	12,994,697	26,810,837
Share-based compensation, net (in shares)	(235,055)
Share-based compensation, net	$ 37,194	0	$ 37,194
Repurchase and retirement of common stock (at cost) (in shares)	(351)		(351)
Repurchase and retirement of common stock (at cost)	$ 0	(1,573)	$ (1,573)
Net income (loss)	0	(5,669,321)	(5,669,321)
Adoption of accounting standard ASC 606	$ 0	61,763	61,763
Balances (in shares) at Oct. 31, 2019	7,458,981
Balances at Oct. 31, 2019	$ 13,853,334	$ 7,385,566	$ 21,238,900